STOCK BASED COMPENSATION (Restricted Stock Activity) (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 01, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares (000's)
Forfeited (in shares)					(20,000)
Restricted stock
Number of Shares (000's)
Unvested at the beginning of the period (in shares)	294,021	294,021	504,000	314,000
Granted (in shares)		196,251	204,000	221,000
Vested (in shares)		(94,808)	(393,000)	(11,000)
Forfeited (in shares)		(11,688)	(21,000)
Unvested at the end of the period (in shares)		383,776	294,021	504,000	314,000
Weighted Average Grant Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 4.19	$ 4.19	$ 3.68	$ 3.31
Granted (in dollars per share)	$ 2.49	2.14	4.05	4.30
Vested (in dollars per share)		3.01	3.51	4.34
Forfeited (in dollars per share)		2.49	3.20		$ 4.34
Unvested at the ending of the period (in dollars per share)		$ 3.49	$ 4.19	$ 3.68	$ 3.31